EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

August 10, 2007

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)
on behalf of Eaton Vance Floating-Rate Advantage Fund (the “New Series”)
Post-Effective Amendment No. 128 (1933 Act File No. 02-90946)
Amendment No. 131 (1940 Act File No. 811-4015) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the New Series, and exhibits. The New Series is a “feeder” fund that invests in a corresponding portfolio, a “master” fund. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and will become effective automatically on October 26, 2007.

     The Amendment is being filed for the purpose of registering shares of the New Series. The investment objective is to provide a high level of current income. The New Series will be the successor to the operations of Eaton Vance Prime Rate Reserves, pending approval of the reorganization with the New Series by shareholders of Eaton Vance Prime Rate Reserves. A Form N-14 registration statement relating to that transaction will be filed with the Securities and Exchange Commission (the “Commission”) on or about August 17, 2007. The disclosures contained in the Amendment is substantially the same as the disclosure in the prospectus and SAI of Eaton Vance Floating-Rate Fund, another series of the Registrant which was filed with the Commission on February 27, 2007 (Accession No. 0000940394-07-000176), except that the New Series may invest 35% of its assets in foreign investments and may employ leverage. The New Series Class structure is substantially the same as Eaton Vance Floating-Rate Fund, except the Class B and Class C shares of the New Series will be subject to lower distribution fees.

Securities and Exchange Commission August 10, 2007 Page Two

     The Registrant incorporates by reference the financial information for Eaton Vance Prime Rate Reserves and Senior Debt Portfolio contained in the semiannual report for the period ended May 31, 2007 filed with the Commission on July 30, 2007 (Accession No. 0001104659-07-057184) and the financial information contained in the annual report for the fiscal year ended November 30, 2006 filed in Form N-CSR with the Commission on February 8, 2007 (Accession No. 0001104659-07-008379).

     Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 598-8305 or fax (617) 598-0432.

Very truly yours, /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Vice President